Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents (notes 11 and 20)	$ 685,331	$ 480,080
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current	10,000	172,604
Marketable Securities, Current	22,442	0
Restricted cash – current (notes 11 and 20)	3,673	691
Accounts receivable	83,317	117,794
Accrued revenue	57,605	70,026
Bunker and lube oil inventory	45,990	53,219
Asset, Held-for-Sale, Not Part of Disposal Group	0	11,910
Prepaid expenses	12,828	15,624
Other Assets, Current	5,873	0
Total current assets	927,059	921,948
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $570.9 million (2023 – $440.9 million)	1,132,109	929,237
Vessels related to finance leases, at cost, less accumulated amortization of $0 (2023 – $92.4 million) (note 9)	0	228,973
Operating lease right-of-use assets (note 9)	52,162	76,314
Total vessels and equipment	1,184,271	1,234,524
Investment in and loan to equity-accounted investment (note 5)	15,998	15,731
Goodwill, intangibles and other non-current assets	25,787	24,435
Total assets	2,153,115	2,196,638
Current
Accounts payable	25,706	33,954
Accrued liabilities and other (note 7)	82,000	82,468
Finance Lease, Liability, Current	0	20,517
Current portion of operating lease liabilities (note 9)	24,875	35,882
Total current liabilities	132,581	172,821
Finance Lease, Liability, Noncurrent	0	119,082
Long-term operating lease liabilities (note 9)	28,716	40,432
Other long-term liabilities (note 7)	56,651	63,957
Total liabilities	217,948	396,292
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 84,059,952 shares outstanding and 85,163,078 shares issued (2023 – 91,006,182 shares outstanding and 92,379,826 shares issued)) (note 12)	876,635	945,471
Accumulated deficit	(166,872)	(213,193)
Non-controlling interest	1,225,404	1,068,068
Total equity	1,935,167	1,800,346
Total liabilities and equity	2,153,115	2,196,638
Supplemental Balance Sheet Elements [Abstract]
Accumulated depreciation	570,900	440,900
Sale Leaseback Transaction, Accumulated Depreciation	$ 0	$ 92,400
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common Stock, Shares, Outstanding	84,059,952	91,006,182
Common stock, share issued (in shares)	85,163,078	92,379,826
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001